UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22058

Nuveen Tax-Advantaged Dividend Growth Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JTD

Nuveen Tax-Advantaged Dividend Growth Fund
Portfolio of Investments	March 31, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 140.7% (97.6% of Total Investments)

	COMMON STOCKS – 105.8% (73.3% of Total Investments)

	Aerospace & Defense – 5.0%

31,640	Boeing Company	$4,016,382
45,172	Honeywell International Inc., (2)	5,061,523
133,720	Safran SA, (3)	2,328,065
	Total Aerospace & Defense	11,405,970

	Automobiles – 2.9%

30,114	Daimler AG, (3)	2,347,687
132,374	General Motors Company, (2)	4,160,515
	Total Automobiles	6,508,202

	Banks – 11.9%

41,309	BOC Hong Kong Holdings Limited, (3)	2,465,796
187,116	Danske Bank A/S, (3)	2,647,355
92,467	JP Morgan Chase & Co., (2)	5,475,896
519,142	Lloyds TSB Group PLC	2,050,611
432,042	Mitsubishi UFJ Financial Group Inc.	1,983,073
110,831	Swedbank AB, (2), (3)	2,374,000
54,828	Toronto-Dominion Bank	2,364,732
108,971	Wells Fargo & Company	5,269,838
99,586	Westpac Banking Corporation, (2)	2,316,370
	Total Banks	26,947,671

	Beverages – 3.5%

60,112	Heineken NV, (3)	2,722,472
50,088	PepsiCo, Inc., (2)	5,133,018
	Total Beverages	7,855,490

	Biotechnology – 3.1%

86,197	AbbVie Inc.	4,923,573
127,950	Grifols SA	1,979,386
	Total Biotechnology	6,902,959

	Capital Markets – 1.3%

8,727	BlackRock Inc.	2,972,154

	Chemicals – 2.5%

28,607	Monsanto Company, (2)	2,509,978
27,119	Praxair, Inc.	3,103,770
	Total Chemicals	5,613,748

	Consumer Finance – 1.4%

63,092	Discover Financial Services, (2)	3,212,645

	Containers & Packaging – 2.6%

50,929	Amcor Limited, (3)	2,248,765
59,224	Packaging Corp. of America	3,577,130
	Total Containers & Packaging	5,825,895

	Diversified Financial Services – 0.8%

24,251	Orix Corporation	1,731,279

Nuveen Investments	1

JTD	Nuveen Tax-Advantaged Dividend Growth Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Diversified Telecommunication Services – 3.4%

139,203	AT&T Inc., (2)	$5,452,581
83,158	HKT Trust and HKT Limited, (3)	2,290,005
	Total Diversified Telecommunication Services	7,742,586

	Electric Utilities – 4.7%

44,873	NextEra Energy Inc.	5,310,271
157,298	Red Electrica Corporacion SA, (3)	2,722,828
115,590	Scottish and Southern Energy PLC, (3)	2,499,056
	Total Electric Utilities	10,532,155

	Energy Equipment & Services – 0.9%

86,099	Tenaris SA	2,131,811

	Food & Staples Retailing – 2.6%

56,482	CVS Health Corporation, (2)	5,858,878

	Food Products – 0.9%

142,610	Groupe Danone, (3)	2,026,488

	Health Care Equipment & Supplies – 2.3%

68,675	Medtronic, PLC	5,150,625

	Health Care Providers & Services – 2.6%

45,330	UnitedHealth Group Incorporated, (2)	5,843,037

	Hotels, Restaurants & Leisure – 1.4%

173,394	Compass Group PLC, (3)	3,091,615

	Household Durables – 2.4%

29,613	Whirlpool Corporation	5,340,408

	Household Products – 3.2%

66,527	Colgate-Palmolive Company	4,700,133
126,046	Reckitt and Benckiser, (3)	2,460,418
	Total Household Products	7,160,551

	Insurance – 3.4%

34,719	Ace Limited, (2)	4,136,769
57,314	Marsh & McLennan Companies, Inc., (2)	3,484,118
	Total Insurance	7,620,887

	IT Services – 4.8%

52,163	Accenture Limited, (2)	6,019,610
75,263	Fidelity National Information Services	4,764,901
	Total IT Services	10,784,511

	Machinery – 0.8%

27,665	Kubota Corporation, (3)	1,890,903

	Media – 1.2%

22,660	WPP Group PLC	2,638,304

	Multiline Retail – 1.4%

71,604	Macy’s, Inc.	3,157,020

2	Nuveen Investments

Shares	Description (1)			Value

	Oil, Gas & Consumable Fuels – 5.7%

48,640	Chevron Corporation, (2)			$4,640,256
122,244	Kinder Morgan, Inc., (2)			2,183,278
43,389	Phillips 66			3,757,054
52,504	Total SA, Sponsored ADR			2,384,732
	Total Oil, Gas & Consumable Fuels			12,965,320

	Personal Products – 0.7%

46,905	L’Oreal, (2), (3)			1,674,508

	Pharmaceuticals – 7.1%

33,421	Johnson & Johnson			3,616,152
46,226	Novartis AG, Sponsored ADR			3,348,611
52,849	Novo-Nordisk A/S, (2)			2,863,887
156,865	Pfizer Inc.			4,649,479
40,875	Sanofi-Aventis			1,641,540
	Total Pharmaceuticals			16,119,669

	Professional Services – 3.9%

118,131	Experian PLC, (3)			2,119,270
125,152	Nielsen Holdings PLC, (2)			6,590,504
	Total Professional Services			8,709,774

	Road & Rail – 1.7%

48,507	Union Pacific Corporation			3,858,732

	Software – 3.3%

99,216	Microsoft Corporation, (2)			5,479,700
24,970	SAP SE, Sponsored ADR			2,008,087
	Total Software			7,487,787

	Specialty Retail – 2.2%

66,154	Lowe’s Companies, Inc., (2)			5,011,165

	Technology Hardware, Storage & Peripherals – 4.5%

59,359	Apple, Inc., (2)			6,469,537
140,241	EMC Corporation			3,737,423
	Total Technology Hardware, Storage & Peripherals			10,206,960

	Textiles, Apparel & Luxury Goods – 2.1%

72,968	VF Corporation			4,725,408

	Trading Companies & Distributors – 1.3%

124,080	Itochu Corporation, (3)			3,047,529

	Wireless Telecommunication Services – 2.3%

202,763	KDDI Corporation, (2), (3)			2,704,858
78,480	Vodafone Group PLC, Sponsored ADR			2,515,284
	Total Wireless Telecommunication Services			5,220,142
	Total Common Stocks (cost $191,071,901)			238,972,786

Shares	Description (1)	Coupon	Ratings (4)	Value

	CONVERTIBLE PREFERRED SECURITIES – 0.3% (0.2% of Total Investments)

	Diversified Telecommunication Services – 0.3%

7,400	Frontier Communications Corporation	11.125%	N/R	$772,560
	Total Convertible Preferred Securities (cost $747,750)			772,560

Nuveen Investments	3

JTD	Nuveen Tax-Advantaged Dividend Growth Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Shares	Description (1)	Coupon	Ratings (4)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 22.8% (15.9% of Total Investments)

	Banks – 4.7%

33,065	Boston Private Financial Holdings Inc.	6.950%	N/R	$841,504
4,615	Citigroup Inc.	8.125%	BB+	130,143
17,200	Citigroup Inc.	7.125%	BB+	470,076
8,700	Cobank Agricultural Credit Bank, 144A, (3)	6.250%	BBB+	889,575
2,209	Cobank Agricultural Credit Bank, (3)	6.125%	BBB+	209,510
32,800	Fifth Third Bancorp.	6.625%	Baa3	953,824
15,765	First Niagara Finance Group	8.625%	BB–	419,980
31,776	FNB Corporation	7.250%	Ba2	939,934
18,106	HSBC Holdings PLC	8.000%	Baa1	474,377
5,375	PNC Financial Services	6.125%	Baa2	156,520
15,211	Private Bancorp Incorporated	7.125%	N/R	407,655
49,375	RBS Capital Trust	6.080%	BB–	1,190,925
41,202	Regions Financial Corporation	6.375%	BB	1,114,926
62,171	U.S. Bancorp.	6.500%	A3	1,829,071
21,224	Zions Bancorporation	7.900%	BB–	574,534
	Total Banks			10,602,554

	Capital Markets – 3.0%

6,700	Apollo Investment Corporation	6.875%	BBB–	169,443
25,675	Apollo Investment Corporation	6.625%	BBB–	643,159
22,570	Capitala Finance Corporation	7.125%	N/R	559,059
36,400	Charles Schwab Corporation	6.000%	BBB	960,232
11,059	Fifth Street Finance Corporation	6.125%	BBB–	274,595
6,550	Gladstone Capital Corporation	6.750%	N/R	160,541
9,655	Hercules Technology Growth Capital Incorporated	7.000%	N/R	246,299
23,881	Hercules Technology Growth Capital Incorporated	6.250%	N/R	603,712
2,500	JMP Group Inc.	7.250%	N/R	57,500
37,900	Ladenburg Thalmann Financial Services Inc.	8.000%	N/R	909,979
32,400	Morgan Stanley	7.125%	Ba1	921,780
14,895	MVC Capital Incorporated	7.250%	N/R	360,608
30,802	Solar Capital Limited	6.750%	BBB–	766,046
2,472	Triangle Capital Corporation	6.375%	N/R	61,355
	Total Capital Markets			6,694,308

	Consumer Finance – 1.2%

36,550	Capital One Financial Corporation	6.700%	Baa3	992,698
18,225	Discover Financial Services	6.500%	BB–	485,696
7,470	HSBC Finance Corporation	6.360%	BBB–	187,348
22,115	SLM Corporation, Series A	6.970%	Ba3	1,026,136
	Total Consumer Finance			2,691,878

	Diversified Financial Services – 0.7%

35,300	KKR Financial Holdings LLC	7.375%	BBB	949,570
12,444	Main Street Capital Corporation	6.125%	N/R	315,953
15,650	PennantPark Investment Corporation	6.250%	BBB–	365,115
	Total Diversified Financial Services			1,630,638

	Electric Utilities – 0.4%

35,700	Entergy Arkansas Inc., (3)	6.450%	Baa3	894,731

	Food Products – 0.9%

39,225	CHS Inc.	7.100%	N/R	1,086,140
36,210	CHS Inc.	6.750%	N/R	962,100
	Total Food Products			2,048,240

	Insurance – 4.8%

26,533	Arch Capital Group Limited	6.750%	BBB+	706,043
29,600	Argo Group US Inc.	6.500%	BBB–	752,136
5,066	Aspen Insurance Holdings Limited	7.401%	BBB–	124,826
50,000	Aspen Insurance Holdings Limited	7.250%	BBB–	1,320,000

4	Nuveen Investments

Shares	Description (1)	Coupon	Ratings (4)	Value
	Insurance (continued)

30,865	Axis Capital Holdings Limited	6.875%	BBB	$798,786
65,000	Endurance Specialty Holdings Limited	7.500%	BBB–	1,659,450
51,050	Endurance Specialty Holdings Limited	6.350%	BBB–	1,338,021
20,688	Kemper Corporation	7.375%	Ba1	553,404
36,036	Maiden Holdings Limited	8.250%	BB	938,377
14,094	Maiden Holdings NA Limited	8.000%	BBB–	366,444
17,943	Maiden Holdings NA Limited	7.750%	BBB–	487,332
27,804	National General Holding Company	7.500%	N/R	713,451
8,250	National General Holding Company	7.500%	N/R	211,695
15,375	Reinsurance Group of America Inc.	6.200%	BBB	436,342
16,500	Torchmark Corporation, (3), (WI/DD)	6.125%	BBB+	424,710
	Total Insurance			10,831,017

	Multi-Utilities – 0.2%

19,065	DTE Energy Company	6.500%	Baa1	491,877

	Oil, Gas & Consumable Fuels – 0.2%

4,190	Scorpio Tankers Inc.	7.500%	N/R	103,912
16,203	Scorpio Tankers Inc.	6.750%	N/R	367,970
	Total Oil, Gas & Consumable Fuels			471,882

	Pharmaceuticals – 0.2%

450	Teva Pharmaceutical Industries Limited, (3)	7.000%	N/R	395,100

	Real Estate Investment Trust – 5.4%

38,800	Apartment Investment & Management Company	7.000%	BB	991,728
15,259	Apollo Commercial Real Estate Finance	8.625%	N/R	384,679
17,369	Arbor Realty Trust Incorporated	7.375%	N/R	432,835
34,882	Ashford Hospitality Trust Inc.	9.000%	N/R	833,680
5,990	Capstead Mortgage Corporation	7.500%	N/R	144,179
13,020	Colony Financial Inc.	7.125%	N/R	287,482
4,662	Colony Financial Inc.	0.000%	N/R	116,970
8,075	Colony Financial Inc.	0.000%	N/R	196,222
31,350	DDR Corporation	6.500%	Baa3	813,532
33,600	Digital Realty Trust Inc.	7.375%	Baa3	932,400
62,825	DuPont Fabros Technology	7.875%	Ba2	1,602,666
773	First Potomac Realty Trust	7.750%	N/R	19,711
22,075	Inland Real Estate Corporation, (3)	8.125%	N/R	556,511
4,900	Inland Real Estate Corporation, (3)	6.950%	N/R	123,039
12,487	Invesco Mortgage Capital Inc.	7.750%	N/R	277,336
10,028	MFA Financial Inc.	8.000%	N/R	255,915
22,900	Northstar Realty Finance Corporation	8.875%	N/R	548,455
11,327	Northstar Realty Finance Corporation	8.750%	N/R	255,877
11,950	Northstar Realty Finance Corporation	8.250%	N/R	267,799
36,600	Penn Real Estate Investment Trust	7.375%	N/R	941,718
9,798	Rait Financial Trust	7.625%	N/R	194,588
18,903	Regency Centers Corporation	6.625%	Baa2	491,667
10,453	Senior Housing Properties Trust	5.625%	BBB–	261,534
16,475	Sunstone Hotel Investors Inc.	0.000%	N/R	432,469
32,755	VEREIT, Inc.	6.700%	N/R	829,684
	Total Real Estate Investment Trust			12,192,676

	Real Estate Management & Development – 0.2%

16,770	Kennedy-Wilson Inc.	7.750%	BB–	434,846

	Specialty Retail – 0.3%

32,700	TravelCenters of America LLC	8.000%	N/R	802,785

	U.S. Agency – 0.2%

4,750	Farm Credit Bank of Texas, 144A, (3)	6.750%	Baa1	510,328

Nuveen Investments	5

JTD	Nuveen Tax-Advantaged Dividend Growth Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Shares	Description (1)	Coupon		Ratings (4)	Value

	Wireless Telecommunication Services – 0.4%

36,400	United States Cellular Corporation	7.250%		Ba1	$931,112
	Total $25 Par (or similar) Retail Preferred (cost $49,404,270)				51,623,972

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 4.9% (3.4% of Total Investments)

	Banks – 1.6%

$525	Bank of America Corporation	6.250%	3/05/65	BB+	$514,500
125	Bank of America Corporation	6.300%	3/10/66	BB+	129,050
900	Citigroup Inc.	5.950%	12/31/49	BB+	866,250
900	JP Morgan Chase & Company	6.750%	12/31/49	BBB–	988,200
975	M&T Bank Corporation	6.450%	12/31/49	Baa2	1,045,687
3,425	Total Banks				3,543,687

	Beverages – 0.3%

450	Cott Beverages Inc.	6.750%	1/01/20	B–	472,500
150	Cott Beverages Inc.	5.375%	7/01/22	B–	152,250
600	Total Beverages				624,750

	Capital Markets – 0.1%

300	BGC Partners Inc.	5.375%	12/09/19	BBB–	315,247

	Commercial Services & Supplies – 0.3%

425	GFL Environmental Corporation, 144A	7.875%	4/01/20	B	421,812
350	R.R. Donnelley & Sons Company	6.500%	11/15/23	BB–	299,250
775	Total Commercial Services & Supplies				721,062

	Diversified Consumer Services – 0.0%

175	Gibson Brands Inc., 144A	8.875%	8/01/18	CCC+	101,500

	Diversified Telecommunication Services – 0.6%

890	Frontier Communications Corporation, 144A	11.000%	9/15/25	BB	894,450
582	US West Communications Company	6.875%	9/15/33	BBB–	567,473
1,472	Total Diversified Telecommunication Services				1,461,923

	Health Care Providers & Services – 0.2%

415	Kindred Healthcare Inc.	6.375%	4/15/22	B2	374,019

	Industrial Conglomerates – 0.9%

1,914	General Electric Company	5.000%	12/29/49	AA–	1,971,420

	Media – 0.1%

250	Altice S.A, 144A	7.625%	2/15/25	B	239,375

	Metals & Mining – 0.2%

450	ArcelorMittal	7.750%	10/15/39	BB+	391,500

	Real Estate Investment Trust – 0.2%

475	Communications Sales & Leasing Inc.	8.250%	10/15/23	BB–	440,563

	Real Estate Management & Development – 0.4%

770	Forestar USA Real Estate Group Inc., 144A	8.500%	6/01/22	B+	766,150
25	Kennedy-Wilson Holdings Incorporated	5.875%	4/01/24	BB–	24,438
795	Total Real Estate Management & Development				790,588
11,046	Total Corporate Bonds (cost $10,838,192)				10,975,634

6	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 6.9% (4.8% of Total Investments)

	Banks – 3.1%

$675	Bank of America Corporation	6.500%	N/A (5)	BB+	$696,735
600	Bank of America Corporation	6.100%	N/A (5)	BB+	591,000
875	Citigroup Inc.	5.800%	N/A (5)	BB+	836,937
800	Citizens Financial Group Inc., 144A	5.500%	N/A (5)	BB+	760,000
600	JP Morgan Chase & Company	7.900%	N/A (5)	BBB–	600,000
125	JP Morgan Chase & Company	6.100%	N/A (5)	BBB–	127,376
1,000	PNC Financial Services Inc.	6.750%	N/A (5)	Baa2	1,093,650
900	SunTrust Bank Inc.	5.625%	N/A (5)	Baa3	891,000
900	Wells Fargo & Company, (2)	5.875%	N/A (5)	BBB	961,020
475	Zions Bancorporation	7.200%	N/A (5)	BB–	485,688
	Total Banks				7,043,406

	Capital Markets – 0.4%

850	Morgan Stanley	5.550%	N/A (5)	Ba1	837,888

	Consumer Finance – 0.4%

575	American Express Company	5.200%	N/A (5)	Baa2	546,250
400	Capital One Financial Corporation	5.500%	N/A (5)	Baa3	400,000
	Total Consumer Finance				946,250

	Food Products – 0.9%

1,890	Land O’ Lakes Incorporated, 144A	8.000%	N/A (5)	BB	1,946,700

	Insurance – 1.8%

895	Liberty Mutual Group, 144A	7.800%	3/07/87	Baa3	975,550
1,000	MetLife Inc.	10.750%	8/01/69	BBB	1,520,000
1,000	National Financial Services Inc., (6)	6.750%	5/15/67	Baa2	1,008,750
594	Symetra Financial Corporation, 144A	8.300%	10/15/37	Baa2	594,000
	Total Insurance				4,098,300

	Specialty Retail – 0.3%

758	Swiss Re Capital I, 144A	6.854%	N/A (5)	A	756,608
	Total $1,000 Par (or similar) Institutional Preferred (cost $14,867,665)				15,629,152
	Total Long-Term Investments (cost $266,929,778)				317,974,104

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 3.5% (2.4% of Total Investments)

	REPURCHASE AGREEMENTS – 3.5% (2.4% of Total Investments)

$7,874	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/16, repurchase price $7,874,492, collateralized by $7,650,000 U.S. Treasury Bonds, 2.875%, due 8/15/45, value $8,042,063	0.030%	4/01/16		$7,874,485
	Total Short-Term Investments (cost $7,874,485)				7,874,485
	Total Investments (cost $274,804,263) – 144.2%				325,848,589
	Borrowings – (41.6)% (7), (8)				(94,000,000)
	Other Assets Less Liabilities – (2.6)% (9)				(5,873,204)
	Net Assets Applicable to Common Shares – 100%				$225,975,385

Nuveen Investments	7

JTD	Nuveen Tax-Advantaged Dividend Growth Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Investments in Derivatives as of March 31, 2016

Options Written outstanding:

Number of Contracts	Description	Notional Amount (10)	Expiration Date	Strike Price	Value
(97)	NASDAQ 100® Index	$(43,165,000)	4/15/16	$4,450	$(669,785)
(60)	NASDAQ 100® Index	(27,000,000)	4/15/16	4,500	(232,800)
(25)	Russell 2000® Index	(2,687,500)	4/15/16	1,075	(103,000)
(135)	Russell 2000® Index	(14,850,000)	4/15/16	1,100	(289,575)
(75)	Russell 2000® Index	(8,325,000)	4/15/16	1,110	(112,500)
(125)	Russell 2000® Index	(14,125,000)	5/20/16	1,130	(218,125)
(25)	Russell 2000® Index	(2,875,000)	6/17/16	1,150	(40,250)
(542)	Total Options Written (premiums received $864,150)	$(113,027,500)			$(1,666,035)

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (11)	Optional Termination Date	Termination Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$27,625,000	Receive	1-Month USD-LIBOR-ICE	1.462%	Monthly	6/01/16	12/01/18	12/01/20	$(772,372)	$(904,230)
JPMorgan Chase Bank, N.A.	27,625,000	Receive	1-Month USD-LIBOR-ICE	1.842	Monthly	6/01/16	12/01/20	12/01/22	(1,390,177)	(1,574,659)
	$55,250,000								$(2,162,549)	$(2,478,889)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or the liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or the liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$195,311,168	$43,661,618	$—	$238,972,786
Convertible Preferred Securities	772,560	—	—	772,560
$25 Par (or similar) Retail Preferred	47,620,468	4,003,504	—	51,623,972
Corporate Bonds	—	10,975,634	—	10,975,634
$1,000 Par (or similar) Institutional Preferred	—	15,629,152	—	15,629,152

Short-Term Investments:
Repurchase Agreements	—	7,874,485	—	7,874,485

Investments in Derivatives:
Options Written	(1,666,035)	—	—	(1,666,035)
Interest Rate Swaps*	—	(2,478,889)	—	(2,478,889)
Total	$242,038,161	$79,665,504	$—	$321,703,665

*	Represents net unrealized appreciation (depreciation).

8	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of unrealized gain or loss for tax (mark-to market) on options contracts, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statements of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2016, the cost of investments (excluding investments in derivatives) was $275,928,149.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2016, were as follows:

Gross unrealized:
Appreciation	$60,061,344
Depreciation	(10,140,904)
Net unrealized appreciation (depreciation) of investments	$49,920,440

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Perpetual Security. Maturity date is not applicable.

(6)	Investment, or portion of investment, hypothecated. The total value of investments hypothecated as of the end of the reporting period was $100,875.

(7)	Borrowings Payable as a percentage of Total Investments is 28.8%.

(8)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivates) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $222,873,271 have been pledged as collateral for borrowings.

(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(10)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(11)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.

(WI/DD)	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt

USD-LIBOR-ICE	United States Dollar – London Inter-Bank Offered Rate Intercontinental Exchange

Nuveen Investments	9

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Tax-Advantaged Dividend Growth Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 27, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 27, 2016